CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net Income (Loss)	$ 20,723	$ 24,849	$ 23,504
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	23,651	13,554	13,402
Capital gain from sale of property	0	0	(2,084)
Stock-based compensation	8,420	6,726	3,423
Accrued severance pay, net	(145)	(89)	167
Deferred taxes, net	(3,662)	1,834	2,662
Decrease (increase) in trade receivables, net	(42,385)	(5,393)	13,448
Decrease (increase) in contract assets	(11,831)	4,565	(1,694)
Decrease (increase) in other assets and other adjustments (including current, long-term and effect of exchange rate changes on cash, cash equivalents and restricted cash)	16,940	11,661	(351)
Decrease (increase) in inventories	1,539	(1,928)	(2,387)
Increase (decrease) in trade payables	(2,195)	3,196	(7,635)
Increase (decrease) in accrued expenses	6,977	(5,906)	735
Increase (decrease) in advances from customers and deferred revenues	5,652	(16,390)	803
Decrease in other liabilities	(3,009)	(5,010)	(12,049)
Net cash provided by operating activities	20,675	31,669	31,944
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(11,490)	(6,610)	(10,746)
Investment in other asset	(3,500)	0	0
Investments in short-term deposits	(16,433)	0	0
Acquisitions of subsidiary, net of cash acquired	(104,943)	0	(4,107)
Receipts from sale of properties	0	0	2,168
Net cash used in investing activities	(136,366)	(6,610)	(12,685)
Cash flows from financing activities:
Repayment of credit facility, net	0	(7,453)	(1,590)
Repayments of short-term debts	0	(7,836)	0
Proceeds from short-term debts	0	7,836	0
Proceeds from long-term loan, net of associated costs	58,970	(654)	0
Repayment of long-term loan	(60,000)	0	0
Proceeds from issuance of Ordinary shares in private placements, net	164,060	0	0
Proceeds from exercise of stock options	166	0	0
Net cash provided by (used in) financing activities	163,196	(8,107)	(1,590)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,241	(1,454)	(63)
Increase in cash, cash equivalents and restricted cash	48,746	15,498	17,606
Cash, cash equivalents and restricted cash at the beginning of the year	120,249	104,751	87,145
Cash, cash equivalents and restricted cash at the end of the year (a)	168,995	120,249	104,751
Supplementary disclosure of cash flows activities:
Interest	4,600	544	564
Taxes on income	1,576	1,886	13,641
(B) Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	2,692	312	4,475
New operating lease assets obtained in exchange for operating lease liabilities	$ 1,840	$ 4,629	$ 1,034